Acquisition of Piranema Spirit (Details Textual) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Piranema Spirit [Member]	Dec. 31, 2011 Piranema Spirit [Member]	Nov. 30, 2011 Piranema Spirit [Member]
Acquisition of Piranema Spirit (Textual) [Abstract]
Percentage of shares acquired in Piranema production AS from Seven Marine ASA						100.00%
Total Purchase price paid for cash acquired						$ 164,300,000
Issued Common Units						7.1
Piranema contributioin to net income	(96,871,000)	78,863,000	120,802,000	1,500,000
Piranema Revenue	$ 949,061,000	$ 900,546,000	$ 871,112,000		$ 4,800,000